Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases
Rent expense	$ 459	$ 497	$ 558
Sublease income received on leased assets	13	$ 13	$ 17
Future net minimum lease payments for operating leases
2017	382
2018	304
2019	248
2020	205
2021	166
Thereafter	243
Total operating leases, excluding sublease rentals	1,548
Sublease income	(24)
Total operating lease	1,524
Future net minimum lease payments for capital leases
2017	30
2018	25
2019	23
2020	18
2021	13
Thereafter	68
Total minimum lease payments	177
Less: amount representing estimated executory costs included in total minimum lease payments	(1)
Net minimum lease payments	176
Less: amount representing interest	(62)
Present value of minimum lease payments	$ 114